Investment in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [line items]
Beginning balance	$ 141	$ 111
Share of profits/(losses)	1	(3)	$ 2
Ending balance	104	141	111
Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	178	139
Additions	3	47
Share of profits/(losses)	(1)	3
Disposals		(9)
Distributions	(37)	(4)
Exchange	(3)	2
Ending balance	140	178	139
Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	(37)	(28)
Charge for the year		(18)
Disposals		9
Exchange	1
Ending balance	(36)	(37)	(28)
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	27	26
Ending balance	0	27	26
Joint ventures [member] | Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	27	26
Share of profits/(losses)	5	1
Distributions	(32)
Ending balance	0	27	26
Joint ventures [member] | Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Ending balance	0
Associates [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	114	85
Ending balance	104	114	85
Associates [member] | Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	151	113
Additions	3	47
Share of profits/(losses)	(6)	2
Disposals		(9)
Distributions	(5)	(4)
Exchange	(3)	2
Ending balance	140	151	113
Associates [member] | Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	(37)	(28)
Charge for the year		(18)
Disposals		9
Exchange	1
Ending balance	$ (36)	$ (37)	$ (28)